Average Annual Total Returns - Institutional Class - PIMCO Real Return Portfolio	Institutional 1 Year	Institutional 5 Years	Institutional 10 Years	Bloomberg Barclays U.S. TIPS Index (reflects no deductions for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. TIPS Index (reflects no deductions for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. TIPS Index (reflects no deductions for fees, expenses or taxes) 10 Years
Total	11.88%	5.41%	3.78%	10.99%	5.08%	3.81%